Employee Benefit Plans (Tables)	12 Months Ended
Dec. 30, 2016
Employee Benefit Plans
Schedule of activity relating to the 2009 Stock Option Plan

	Number	Weighted Average
Stock Options:	of Shares	Exercise Price
Outstanding at December 25, 2015	2,205,246	$ 55.92
Granted	888,913	$ 62.75
Exercised	(307,746)	$ 51.51
Forfeited	(193,964)	$ 59.14
Expired	(195,375)	$ 54.06
Outstanding at December 30, 2016	2,397,074	$ 58.90
Exercisable at December 30, 2016	1,001,894	$ 57.52
Available for future grants	1,810,235

Schedule of stock option outstanding and stock option and exercisable

	2016	2015
Stock options outstanding:
Aggregate intrinsic value (thousands)	$ 939	$ 26,462
Weighted average contractual term (years)	2.8	2.6
Stock options vested and exercisable:
Aggregate intrinsic value (thousands)	$ 262	$ 13,486
Weighted average contractual term (years)	1.5	1.4

Schedule of assumptions used in determining the fair value of options granted

	2016		2015
Risk-free interest rate	0.97%		1.36%
Expected dividend yield	—%		—%
Expected option life	4.2	Years	4.2	Years
Expected stock price volatility	19.9%		17.3%

Schedule of activity relating to the Phantom Stock Plan

Number
of
Units
Balance at December 25, 2015	17,508
Granted	387
Exercised	(46)
Forfeited	(297)
Balance at December 30, 2016	17,552

Schedule of activity relating to the SARs Plan

	Number	Weighted Average
	of Rights	Exercise Price
Balance at December 25, 2015	34,916	$ 56.36
Granted	16,404	$ 62.89
Exercised	(5,320)	$ 51.48
Forfeited	(15,872)	$ 59.72
Balance at December 30, 2016	30,128	$ 59.01

Summary of activity relating to the Restricted Stock Policy and Administration Plan

		Weighted Average
		Grant Date
	Non‑vested Shares	Fair Value
Balance at December 25, 2015	293,835	$ 61.14
Granted	50,554	$ 62.83
Vested	(220,684)	$ 63.90
Cancelled	(21,514)	$ 54.43
Balance at December 30, 2016	102,191	$ 57.43